Item 1. Schedule of Investments:
--------------------------------
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND

QUARTERLY PORTFOLIO HOLDINGS

2-28-05



Putnam New Jersey Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
CLI Insd. -- Connie Lee Insurance Insured
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes
U.S. Govt. Coll. -- U.S. Government Collateralized

Municipal bonds and notes (98.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
New Jersey (86.9%)
--------------------------------------------------------------------------------------------------------------------------------
                 Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC
     $2,000,000  7.4s, 3/1/10                                                                    Aaa                  $2,388,960
      1,000,000  7.4s, 3/1/09                                                                    Aaa                   1,164,470
      2,009,000  Bayonne, G.O. Bonds (School Bldg.), FSA, $5.00, 7/15/25                         Aaa                   2,137,636
      4,250,000  Camden Cnty., Impt. Auth. Rev. Bonds (Dockside Refrigerated), 8.4s, 4/1/24
                 (In default) (NON)                                                              D/P                   3,506,250
      5,000,000  Camden Cnty., Muni. Util. Auth. Swr. Rev. Bonds, FGIC, 6s, 7/15/08              Aaa                   5,326,650
      1,500,000  Freehold, Regl. High School Dist. G.O. Bonds, FGIC, 5s, 3/1/19                  Aaa                   1,673,220
                 Hillsborough Twp., School Dist. G.O. Bonds, FSA
      1,720,000  5 3/8s, 10/1/21                                                                 Aaa                   1,997,711
      1,000,000  5 3/8s, 10/1/17                                                                 Aaa                   1,151,960
      1,700,000  Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s, 1/1/14                       Aaa                   2,008,244
        890,000  Lafayette Yard, Cmnty. Dev. Rev. Bonds (Hotel/Conference Ctr.), MBIA, 6 1/8s,
                 4/1/16                                                                          Aaa                   1,026,357
      1,000,000  Marlboro, Board of Ed. G.O. Bonds, 5s, 7/15/07                                  AA                    1,052,590
      1,200,000  Middle Township, School Dist. Rev. Bonds, FGIC, 7s, 7/15/06                     Aaa                   1,271,556
      1,000,000  Middlesex Cnty. Impt. Auth. Rev. Bonds (North Brunswick Twp.), Ser. A, FGIC,
                 5s, 10/1/20                                                                     Aaa                   1,060,760
      2,750,000  Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth Amboy Muni. Complex),
                 FGIC, 5s, 3/15/31                                                               Aaa                   2,860,605
      3,000,000  Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A, MBIA, 6 1/4s, 8/15/10     Aaa                   3,289,260
      1,150,000  Millburn Twp., Brd. of Ed. G.O. Bonds, 5.35s, 7/15/17                           Aa1                   1,330,688
        600,000  Monmouth Cnty. G.O. Bonds (Cnty. College), 4s, 7/15/05                          Aaa                     604,278
      1,000,000  Monroe Twp. Muni. Util. Auth. Rev. Bonds, FGIC, 5 1/8s, 2/1/17                  Aaa                   1,073,910
                 New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, MBIA
      1,225,000  5s, 9/1/24                                                                      Aaa                   1,295,523
      1,000,000  4 7/8s, 9/1/32                                                                  Aaa                   1,017,900
      2,260,000  Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Terminal), MBIA,
                 5 1/4s, 1/1/22                                                                  AAA                   2,462,971
                 NJ Econ. Dev. Auth. Rev. Bonds
      1,000,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                                           BB-/P                 1,058,570
      1,000,000  (Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31                              BB-/P                 1,062,130
      1,500,000  (Newark Arpt. Marriot Hotel), 7s, 10/1/14                                       Ba3                   1,572,870
      1,760,000  (Lakewood School), Ser. R, 6.9s, 12/1/11                                        AA-/P                 1,760,000
      1,500,000  (First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31                        BB/P                  1,552,590
      1,550,000  (Burlington Coat Factory), 6 1/8s, 9/1/10                                       Aa3                   1,599,848
      1,750,000  (Franciscan Oaks), 5 3/4s, 10/1/23                                              BB/P                  1,701,298
      1,200,000  (Cigarette Tax), 5 1/2s, 6/15/24                                                Baa2                  1,247,292
      1,500,000  (NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s, 6/15/13                       Aaa                   1,576,455
      3,000,000  (Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27                                       Aaa                   3,145,680
      5,000,000  (School Fac. Construction), Ser. G, AMBAC, 5s, 9/1/26                           Aaa                   5,250,500
      6,750,000  NJ Econ. Dev. Auth. Market Transition Fac. Rev. Bonds (Sr. Lien), Ser. A,
                 MBIA, 5s, 7/1/06                                                                Aaa                   6,968,835
      1,500,000  NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp. Waste Mgt.), 5.3s, 6/1/15     BBB                   1,606,230
      2,645,000  NJ Econ. Dev. Auth. Wtr. Fac. VRDN (United Wtr. NJ Inc.), 1.78s, 11/1/25        VMIG1                 2,645,000
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
      3,300,000  (Christ Hosp. Group), CLI Insd., 7s, 7/1/06                                     AAA                   3,416,391
      1,000,000  (St. Peters U. Hosp.), Ser. A, 6 7/8s, 7/1/30                                   Baa1                  1,107,830
      5,000,000  (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19                             Aaa                   6,316,100
      1,000,000  (Atlantic City Med. Ctr.), 6 1/4s, 7/1/17                                       A                     1,132,800
      1,750,000  (United Methodist Homes), Ser. A, 5 3/4s, 7/1/29                                BB+                   1,727,285
      1,250,000  (Atlantic City Med. Ctr.), 5 3/4s, 7/1/25                                       A2                    1,325,713
      1,675,000  (Somerset Med. Ctr.), 5 1/2s, 7/1/33                                            Baa3                  1,639,557
      1,000,000  (Cmnty. Med. Ctr.), FSA, 5 1/2s, 7/1/07                                         Aaa                   1,062,250
      1,655,000  (Englewood Hosp.), MBIA, 5 1/4s, 8/1/16                                         Aaa                   1,815,403
      1,615,000  (Englewood Hosp.), MBIA, 5 1/4s, 2/1/16                                         Aaa                   1,766,051
      1,000,000  (Hlth. Care Fac. Good Shepherd), 5.1s, 7/1/21                                   AA                    1,041,040
      1,250,000  (Englewood Hosp.), MBIA, 5s, 8/1/31                                             Aaa                   1,292,950
      2,660,000  (South Jersey), 5s, 7/1/06                                                      Baa1                  2,715,381
      1,000,000  (St. Barnabas Hlth.), Ser. B, MBIA, 4 3/4s, 7/1/28                              Aaa                   1,009,380
      4,065,000  NJ State G.O. Bonds, FGIC, 6s, 2/15/11                                          Aaa                   4,658,165
                 NJ State Bldg. Auth. Rev. Bonds, Ser. A
      2,055,000  5 1/8s, 6/15/19                                                                 A1                    2,248,930
      1,455,000  5 1/8s, 6/15/18                                                                 A1                    1,592,308
        500,000  NJ State Ed. Fac. Auth. Rev. Bonds (Stevens Inst. of Tech.), Ser. C, 5 1/8s,
                 7/1/22                                                                          Baa1                    522,180
      1,250,000  NJ State Ed. Fac. Auth. Rev. Bonds Rev. Bonds (Georgian Court College),
                 Ser. C, 6 1/2s, 7/1/33                                                          Baa1                  1,398,913
      1,110,000  NJ State Ed. Fax. Auth. Rev. Bonds (William Patterson U.), Ser. A, FGIC, 5s,
                 7/1/22                                                                          Aaa                   1,182,294
                 NJ State Ed. Fax. Auth. Rev. Bonds Rev. Bonds
      1,600,000  (Rowan U.), Ser. B, FGIC, 5s, 7/1/31                                            Aaa                   1,659,488
      1,750,000  (NJ Inst. of Tech.), Ser. G, MBIA, 4 3/4s, 7/1/31                               Aaa                   1,771,840
                 NJ State Edl. Fac. Auth. Rev. Bonds
      1,000,000  (Fairleigh Dickinson), Ser. C, 6s, 7/1/20                                       BBB                   1,086,170
      1,000,000  (Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23                                   BBB                   1,047,470
      3,590,000  (Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28                                Aaa                   3,769,967
      1,000,000  (Inst. of Tech.), Ser. B, AMBAC, 5s, 7/1/21                                     Aaa                   1,062,240
      1,565,000  (Rowan U.), Ser. C, MBIA, 5s, 7/1/21                                            Aaa                   1,666,928
      4,315,000  (Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17                           Aaa                   4,688,636
      1,400,000  NJ State Edl. Fac. Auth. VRDN (Princeton U.), Ser. B, 1.73s, 7/1/21             VMIG1                 1,400,000
        455,000  NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, Ser. E1, FSA, 5.7s, 5/1/20         Aaa                     481,167
                 NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.), U.S. Govt. Coll.
      1,500,000  6.2s, 1/1/10                                                                    AAA                   1,672,845
      3,000,000  5 5/8s, 1/1/30                                                                  AAA                   3,373,020
                 NJ State Tpk. Auth. Rev. Bonds
      6,800,000  Ser. C, MBIA, 6 1/2s, 1/1/16 (Prerefunded)                                      Aaa                   8,187,946
      6,000,000  Ser. A, FSA, 5s, 1/1/20                                                         Aaa                   6,425,460
                 NJ Wastewater Treatment Rev. Bonds (Wastewtr. Treatment Trust)
      2,955,000  Ser. B, 7s, 5/15/09                                                             Aa2                   3,411,695
      7,000,000  Ser. A, FGIC, zero %, 9/1/07                                                    Aaa                   6,497,330
      2,500,000  North Hudson, Swr. Rev. Bonds, Ser. A, MBIA, zero %, 8/1/25                     Aaa                     945,675
      1,400,000  North Hudson, Swr. Auth. Rev. Bonds, FGIC, 5 1/2s, 8/1/06                       AAA                   1,458,044
      2,000,000  North Jersey Dist. Wtr. Supply Cmnty. Rev. Bonds (Wanaque South), Ser. A,
                 MBIA, 5s, 7/1/13                                                                Aaa                   2,202,860
                 Northern Burlington Cnty. Regl. School Dist. G.O. Bonds
      1,130,000  MBIA, 5 1/4s, 4/1/17                                                            Aaa                   1,282,787
      1,065,000  FGIC, 5 1/4s, 4/1/14                                                            Aaa                   1,200,021
      1,800,000  Rutgers State U. COP, AMBAC, 5s, 1/1/24                                         Aaa                   1,906,560
                 Rutgers State U. Rev. Bonds
      4,500,000  Ser. A, 6.4s, 5/1/13                                                            AA                    5,210,145
      1,330,000  Ser. E, FGIC, 5s, 5/1/25                                                        Aaa                   1,411,183
      1,250,000  Salem Cnty. Poll. Control Fin. Auth. Rev. Bonds, Ser. A, 5 3/4s, 4/1/31         Baa1                  1,327,113
      1,250,000  South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23                               A-                    1,311,313
      1,000,000  Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s, 12/1/12                      Aa2                   1,126,170
                 Tobacco Settlement Fin. Corp. Rev. Bonds
      1,500,000  6 3/8s, 6/1/32                                                                  BBB                   1,528,185
      4,500,000  (Asset Backed Bonds), 6s, 6/1/37                                                BBB                   4,461,435
      1,500,000  4 3/8s, 6/1/19                                                                  BBB                   1,506,900
      2,500,000  Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5 1/2s, 4/1/30                            Aaa                   2,788,525
      2,000,000  U. Medicine & Dentistry COP, MBIA, 5s, 6/15/29                                  Aaa                   2,090,520
      6,000,000  U. of Medicine & Dentistry Rev. Bonds, Ser. E, MBIA, 6 1/2s, 12/1/12            Aaa                   7,017,060
      7,100,000  Union Cnty., Indl. Poll. Ctrl. Fin. Auth. VRDN (Exxon), 1.66s, 10/1/24          VMIG1                 7,100,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     205,496,416

New York (3.3%)
--------------------------------------------------------------------------------------------------------------------------------
                 Port Auth. NY & NJ Rev. Bonds
      1,800,000  (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19                        BB+/P                 1,914,426
      5,000,000  Ser. 93rd, 6 1/8s, 6/1/94                                                       AA-                   6,009,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,923,826

Pennsylvania (4.1%)
--------------------------------------------------------------------------------------------------------------------------------
      1,250,000  Delaware River Joint Toll Bridge Comm. Rev. Bonds, 5 1/4s, 7/1/14               A2                    1,365,225
      7,500,000  Delaware River Port Auth. Rev. Bonds (Port Dist.), Ser. B, FSA, 5 5/8s,
                 1/1/26                                                                          Aaa                   8,233,350
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,598,575

Puerto Rico (4.2%)
--------------------------------------------------------------------------------------------------------------------------------
      4,000,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. Y, MBIA, 7s, 7/1/07                        Aaa                   4,386,280
      1,495,000  PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, 4.45s, 6/1/27                            Aaa                   1,523,226
      1,000,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES),
                 6 5/8s, 6/1/26                                                                  Baa3                  1,089,490
      3,000,000  U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30                               Aaa                   3,052,560
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10,051,556
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $220,248,746) (b)                                                          $233,070,373
================================================================================================================================




Putnam New Jersey Tax Exempt Income Fund  - Fund 019
Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)

                                                                                Notional         Termination         Unrealized
                                                                                  amount                date       appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                         $13,000,000           8/11/13               $89,361

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 3.13% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             15,000,000           3/17/10               116,804

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                              5,000,000           3/17/25                 7,083
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $213,248
================================================================================================================================



NOTES

(a) Percentages indicated are based on net assets of $236,587,368.

(RAT) The Moody's, Standard & Poor's, or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $220,248,746, resulting in gross unrealized appreciation and depreciation of $13,811,346 and $989,719, respectively, or net unrealized appreciation of $12,821,627.

(NON) Non-income-producing security.

The rates shown on VRDN are the current interest rates at February 28, 2005.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Education                          16.9%
Transportation                     15.5
Healthcare                         13.8
Water & sewer                      11.7

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

MBIA                               24.4%
FGIC                               17.5
FSA                                13.7

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005